[LOGO: M F S(SM)]                                      Semiannual Report
 INVESTMENT MANAGEMENT                                 February 28, 1997


--------------------------------------------------------------------------------

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------




              [Graphic Omitted]



--------------------------------------------------------------------------------
LEARNING FINANCIAL BASICS THE EASY WAY (see page 15)
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter from the Chairman ................................................... 1
Portfolio Manager's Overview ............................................... 2
Portfolio Manager's Profile ................................................ 3
Portfolio Concentration .................................................... 3
Fund Facts ................................................................. 4
Portfolio of Investments ................................................... 5
Financial Statements ....................................................... 7
Notes to Financial Statements ..............................................12
The ABCs of Investing ......................................................15
The MFS Family of Funds(R) .................................................16
Trustees and Officers ......................................................17

    HIGHLIGHTS

    o DURING THE PAST SIX MONTHS, THE FEDERAL RESERVE BOARD DID NOT ADJUST MONETARY POLICY BECAUSE ECONOMIC GROWTH HAS BEEN MODERATE, WITH FEW SIGNS OF INFLATIONARY PRESSURES. THE FEDERAL FUNDS' RATE HAS REMAINED AT 5.25%, AND YIELDS ON 90-DAY COMMERCIAL PAPER STAYED RELATIVELY UNCHANGED.

    o AS A RESULT, THE ANNUALIZED COMPOUNDED YIELD ON AN INVESTMENT IN MFS MONEY MARKET FUND FOR THE SEVEN-DAY PERIOD ENDED FEBRUARY 28, 1997 WAS 4.78%, VERSUS 4.72% FOR THE SEVEN-DAY PERIOD ENDED AUGUST 31, 1996. THE ANNUALIZED COMPOUNDED YIELD ON AN INVESTMENT IN MFS GOVERNMENT MONEY MARKET FUND WAS 4.66%, VERSUS 4.51% OVER THE SAME PERIODS.

    o WE ARE CONCERNED ABOUT THE POSSIBILITY OF INFLATIONARY PRESSURES IN THE NEXT FEW MONTHS AND BELIEVE, THEREFORE, THAT SHORT-TERM INTEREST RATES WILL REMAIN FLAT, WITH AN UPWARD BIAS.

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]

Dear Shareholders:
After more than six years of expansion, the U.S. economy appears to be experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in labor markets, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, which would represent a modest decline from 1996.

  In the bond markets, conflicting signals over the strength of the economy have created near-term volatility, while comments by Federal Reserve Board Chairman Alan Greenspan late in 1996 and earlier this year created some uncertainty about the Federal Reserve's next move. However, we expect the Fed to maintain its anti-inflationary stance should signs of more rapid economic growth and, particularly, of higher inflation resurface. While inflationary forces largely remained in check in 1996, the continued strength in the labor market means that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now less than 2%, which we consider a positive development for the bond markets. Although interest rates may move higher over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
--------------------
A. Keith Brodkin
Chairman and President

March 11, 1997

PORTFOLIO MANAGER'S OVERVIEW

[Photo of Geoffrey L. Kurinsky]
Geoffrey L. Kurinsky

Dear Shareholders:
Since August 31, 1996, short-term interest rates have remained stable. As a result, the annualized compounded yield on an investment in MFS(R) MONEY MARKET FUND for the seven-day period ended February 28, 1997 was 4.78%, versus 4.72% for the seven-day period ended August 31, 1996. The annualized compounded yield on an investment in MFS(R) GOVERNMENT MONEY MARKET FUND was 4.66%, versus 4.51% over the same period.

  During the past six months, the Federal Reserve Board did not adjust monetary policy because economic growth has been moderate, with few signs of inflationary pressures. The federal funds' rate (the interest rate charged by banks to other banks in need of overnight loans) has remained at 5.25% for the entire period. As a result, yields on 90-day commercial paper stayed relatively unchanged. We are concerned about the possibility of inflationary pressures in the next few months and believe, therefore, that short-term interest rates will remain flat, with an upward bias.

  Our money market fund average maturities have been neutral over the past six months. The average maturities for MFS MONEY MARKET FUND and MFS GOVERNMENT MONEY MARKET FUND on February 28, 1997 were 41 and 43 days, respectively, versus 42 and 35 days on August 31, 1996. The Funds are positioned in an effort to take advantage of higher yields should the economy begin to accelerate.

  The portfolio of MFS MONEY MARKET FUND continues to include only the highest-quality corporate, bank, and government securities in an effort to provide investors with security against credit risk. On February 28, 1997, approximately 46% of this Fund's net assets were invested in commercial paper, with the balance invested in securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government because of the very narrow yield spreads between government agency obligations and commercial paper. At the same time, the quality of MFS GOVERNMENT MONEY MARKET FUND'S portfolio remains at the highest practical level because its investments are limited to those securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government, including repurchase agreements collateralized by such securities. This emphasis on quality should allow the Fund to continue to help investors obtain current income and, at the same time, preserve capital and liquidity.

Respectfully,

/s/ Geoffrey L. Kurinsky
------------------------
Geoffrey L. Kurinsky
Portfolio Manager


   PORTFOLIO MANAGER'S PROFILE

    GEOFFREY L. KURINSKY BEGAN HIS CAREER AT MFS IN 1987 IN THE FIXED INCOME DEPARTMENT. A GRADUATE OF THE UNIVERSITY OF MASSACHUSETTS AND BOSTON UNIVERSITY'S GRADUATE SCHOOL OF MANAGEMENT, HE WAS NAMED ASSISTANT VICE PRESIDENT IN 1988, VICE PRESIDENT IN 1989, AND SENIOR VICE PRESIDENT IN 1993. HE HAS MANAGED MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND SINCE 1992.

PORTFOLIO CONCENTRATION AS OF FEBRUARY 28, 1997

MFS MONEY MARKET FUND

[graphic omitted: pie chart]
Commercial Paper                        44.7%
U.S. Government & Agency Obligations    31.2%
Repurchase Agreements                   24.1%

For a more complete breakdown, refer to Portfolio of Investments.


MFS GOVERNMENT MONEY MARKET FUND

[graphic omitted: pie chart]
U.S. Government & Agency Obligations    95.0%
U.S. Treasury Obligations                1.2%
Repurchase Agreements                    3.8%

For a more complete breakdown, refer to Portfolio of Investments.

  FUND FACTS

  STRATEGY:                 THE INVESTMENT OBJECTIVE OF EACH FUND IS TO SEEK AS
                            HIGH A LEVEL OF CURRENT INCOME AS IS CONSIDERED
                            CONSISTENT WITH THE PRESERVATION OF CAPITAL AND
                            LIQUIDITY. INVESTMENTS IN THE FUND ARE NEITHER
                            INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND
                            THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE
                            TO MAINTAIN A STABLE NET ASSET VALUE.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:    MFS MONEY MARKET FUND - DECEMBER 19, 1975
                            MFS GOVERNMENT MONEY MARKET FUND - FEBRUARY 26, 1982

  SIZE:                     MFS MONEY MARKET FUND - $653.0 MILLION NET ASSETS
                            AS OF FEBRUARY 28, 1997
                            MFS GOVERNMENT MONEY MARKET FUND - $37.2 MILLION NET ASSETS AS OF FEBRUARY 28, 1997

PORTFOLIO OF INVESTMENTS (UNAUDITED) - February 28, 1997

MFS Money Market Fund
Commercial Paper - 45.5%
----------------------------------------------------------------------------------------------
                                                            Principal Amount
Issuer                                                         (000 Omitted)             Value
----------------------------------------------------------------------------------------------
  Abbott Laboratories, due 3/13/97                                  $  9,620      $  9,603,229
  Associates Corp. of America, due 3/28/97 - 5/01/97                  19,200        19,077,554
  Bank of America, due 3/07/97 - 4/10/97                              22,000        21,930,038
  BankAmerica Corp., due 3/11/97                                       9,000         8,986,700
  Bankers Trust Corp., due 6/04/97 - 6/13/97                          19,000        18,723,951
  Beneficial Corp., due 4/09/97                                       12,400        12,328,803
  Disney Walt Company, due 5/12/97                                     5,000         4,947,700
  du Pont (E. I.) de Nemours & Co., due 6/18/97                       15,000        14,759,292
  Ford Motor Credit Corp., due 3/20/97 - 4/28/97                      23,600        23,451,767
  General Motors Acceptance Corp., due 4/16/97 - 4/21/97              20,120        19,971,874
  Goldman Sachs Group LP, due 4/23/97 - 4/25/97                       20,000        19,839,789
  Kellogg Co., due 3/25/97                                            10,000         9,964,667
  Kimberly Clark Corp., due 3/31/97                                   10,300        10,255,195
  Knight-Ridder, Inc., due 3/12/97 - 4/11/97                          18,000        17,936,216
  Merrill Lynch & Co., Inc., due 4/08/97 - 5/29/97                    21,000        20,791,942
  Motorola, Inc., due 4/29/97                                          8,700         8,625,571
  Nationsbank Corp., due 4/18/97                                       8,400         8,340,416
  Pacific Gas & Electric Co., due 3/28/97                              7,851         7,820,087
  Procter & Gamble Co., due 6/02/97                                   10,000         9,865,408
  Sara Lee Corp., due 3/27/97                                         10,000         9,961,722
  Transamerica Co., due 4/11/97                                       10,000         9,939,753
  Weyerhaeuser Co., due 4/07/97                                       10,000         9,945,630
----------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                         $297,067,304
----------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 33.5%
----------------------------------------------------------------------------------------------
  Federal Farm Credit Bank, due 5/09/97                             $ 12,500      $ 12,361,822
  Federal Home Loan Bank, due 3/06/97 - 4/24/97                       19,200        19,115,206
  Federal Home Loan Mortgage Corp., due 4/10/97 - 5/23/97             63,800        63,196,264
  Federal National Mortgage Assn., due 3/06/97 - 6/17/97             111,300       110,352,381
  Student Loan Marketing Assn., due 3/17/97                           14,100        14,059,353
----------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost                   $219,085,026
----------------------------------------------------------------------------------------------

Repurchase Agreement - 25.3%
----------------------------------------------------------------------------------------------
  Investments in repurchase agreements with Goldman Sachs,
    in a joint trading account ($165,000,000 par), dated
    2/28/97, due 3/01/97, total to be received by the Fund,
    $165,073, 563, collateralized by various U.S. Treasury
    and federal agency obligations (with $374,253,000 par
    and valued at $382,556,000), at Cost                            $165,000      $165,000,000
----------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost                                              $681,152,330

Other Assets, Less Liabilities - (4.3)%                                            (28,136,527)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $653,015,803
----------------------------------------------------------------------------------------------

See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED) - February 28, 1997

MFS Government Money Market Fund
U.S. Government and Agency Obligations - 94.8%
----------------------------------------------------------------------------------------------
                                                             Principal Amount
Issuer                                                          (000 Omitted)            Value
----------------------------------------------------------------------------------------------
  Federal Farm Credit Bank, due 3/13/97 - 5/09/97                      $5,050      $ 5,023,550
  Federal Home Loan Bank, due 3/27/97 - 5/14/97                         6,445        6,391,874
  Federal Home Loan Mortgage Corp., due 3/24/97 - 4/23/97               4,855        4,829,077
  Federal National Mortgage Assn., due 4/24/97 - 6/06/97                6,880        6,808,060
  Student Loan Marketing Assn., due 3/10/97                             5,700        5,681,696
  Tennessee Valley Authority, due 3/05/97 - 4/17/97                     6,550        6,525,171
----------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost                    $35,259,428
----------------------------------------------------------------------------------------------

U.S. Treasury Obligation - 1.3%
----------------------------------------------------------------------------------------------
  U.S. Treasury Bills, due 5/29/97                                     $  500      $   493,838
----------------------------------------------------------------------------------------------

Repurchase Agreement - 3.8%
----------------------------------------------------------------------------------------------
  Investments in repurchase agreements with Goldman Sachs,
    in a joint trading account ($1,400,000 par), dated 2/28/97, due 3/01/97, total to be received by the Fund, $1,400,624, collateralized by various U.S. Treasury and federal agency obligations (with $374,253,000 par and valued at
    $382,556,000), at Cost                                             $1,400      $ 1,400,000
----------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost                                               $37,153,266

Other Assets, Less Liabilities - 0.1%                                                   26,401
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $37,179,667
----------------------------------------------------------------------------------------------

See notes to financial statements

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------------------------
                                                               MFS Money         MFS Government
February 28, 1997                                            Market Fund      Money Market Fund
-----------------------------------------------------------------------------------------------
Assets:
  Investments, at amortized cost and value                  $516,152,330            $35,753,266
  Repurchase agreements, at amortized cost and value         165,000,000              1,400,000
                                                            ------------            -----------
      Total investments, at amortized cost and value        $681,152,330            $37,153,266
  Cash                                                           593,901                 92,098
  Receivable for Fund shares sold                             15,659,869                 11,349
  Interest receivable                                             24,521                    208
  Other assets                                                     4,757                    603
                                                            ------------            -----------
      Total assets                                          $697,435,378            $37,257,524
                                                            ------------            -----------
Liabilities:
  Distributions payable                                     $    178,659            $     5,797
  Payable for Fund shares reacquired                          44,142,714                 60,097
  Payable to affiliates -
    Management fee                                                 8,394                    513
    Shareholder servicing agent fee                                2,306                    133
  Accrued expenses and other liabilities                          87,502                 11,317
                                                            ------------            -----------
      Total liabilities                                     $ 44,419,575            $    77,857
                                                            ------------            -----------
Net assets (represented by paid-in capital)                 $653,015,803            $37,179,667
                                                            ============            ===========
Shares of beneficial interest outstanding                    653,015,803             37,179,667
                                                             ===========             ==========
Net asset value, offering price and redemption price
  per share (net assets / shares of beneficial interest
  outstanding)                                                  $1.00                  $1.00
                                                                =====                  =====

See notes to financial statements

Statements of Operations (Unaudited)
-----------------------------------------------------------------------------
                                                             Six Months Ended
MFS Money Market Fund                                       February 28, 1997
-----------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $15,297,994
                                                                   -----------
  Expenses -
    Management fee                                                 $ 1,348,860
    Trustees' compensation                                              16,726
    Shareholder servicing agent fee                                    399,902
    Custodian fee                                                      115,927
    Printing                                                            49,193
    Postage                                                             69,918
    Auditing fees                                                        7,042
    Legal fees                                                           1,581
    Miscellaneous                                                      224,515
                                                                   -----------
      Total expenses                                               $ 2,233,664
    Fees paid indirectly                                               (98,565)
                                                                   -----------
      Net expenses                                                 $ 2,135,099
                                                                   -----------
        Net investment income                                      $13,162,895
                                                                   ===========

                                                             Six Months Ended
MFS Government Money Market Fund                            February 28, 1997
-----------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $  974,317
                                                                   ----------
  Expenses -
    Management fee                                                 $   91,332
    Trustees' compensation                                              3,745
    Shareholder servicing agent fee                                    26,197
    Registration fees                                                   8,201
    Custodian fee                                                       7,628
    Auditing fees                                                       4,449
    Postage                                                             3,280
    Printing                                                            1,509
    Legal fees                                                            205
    Miscellaneous                                                       5,973
                                                                   ----------
      Total expenses                                               $  152,519
    Fees paid indirectly                                               (5,830)
                                                                   ----------
      Net expenses                                                 $  146,689
                                                                   ----------
        Net investment income                                      $  827,628
                                                                   ==========

See notes to financial statements

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                        February 28, 1997            Year Ended
MFS Money Market Fund                                         (Unaudited)       August 31, 1996
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions
    to shareholders                                       $    13,162,895       $    23,265,808
                                                          ---------------       ---------------
Fund share (principal) transactions at net asset
  value of $1.00 per share -
  Net proceeds from sale of shares                        $ 4,298,874,939       $ 5,311,229,990
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                            9,900,246            18,551,363
  Cost of shares reacquired                                (4,299,964,304)       (5,096,374,350)
                                                          ---------------       ---------------
    Increase in net assets from Fund share
      transactions                                        $     8,810,881       $   233,407,003
Net assets:
  At beginning of period                                      644,204,922           410,797,919
                                                          ---------------       ---------------
  At end of period                                        $   653,015,803       $   644,204,922
                                                          ===============       ===============

                                                         Six Months Ended
                                                        February 28, 1997            Year Ended
MFS Government Money Market Fund                              (Unaudited)       August 31, 1996
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions
    to shareholders                                       $       827,628       $     1,896,221
                                                          ---------------       ---------------
Fund share (principal) transactions at net asset
  value of $1.00 per share -
  Net proceeds from sale of shares                        $    37,949,277       $   476,964,289
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                              756,196             1,585,296
  Cost of shares reacquired                                   (44,025,253)         (474,489,920)
                                                          ---------------       ---------------
    Increase (decrease) in net assets from Fund
      share transactions                                  $    (5,319,780)      $     4,059,665
Net assets:
  At beginning of period                                       42,499,447            38,439,782
                                                          ---------------       ---------------
  At end of period                                        $    37,179,667       $    42,499,447
                                                          ===============       ===============

See notes to financial statements

Financial Highlights
-----------------------------------------------------------------------------------------------------------------
                                                 Six
                                              Months                                          Ten
                                               Ended                                       Months            Year
                                        February 28,    Year Ended August 31,               Ended           Ended
                                                1997    --------------------------     August 31,     October 31,
MFS Money Market Fund                    (Unaudited)           1996           1995           1994            1993
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period
                                              $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                              ------         ------         ------         ------          ------
Income from investment operations -
  Net investment income                       $ 0.02         $ 0.05         $ 0.05         $ 0.02          $ 0.02
Less distributions declared to
 shareholders from net investment income      $(0.02)        $(0.05)        $(0.05)        $(0.02)         $(0.02)
                                              ------         ------         ------         ------          ------
Net asset value - end of period               $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                              ======         ======         ======         ======          ======
Total return                                   4.67%+         4.86%          5.04%          2.91%+          2.39%
Ratios (to average net assets)/Supplemental data:
  Expenses#                                    0.78%+         0.79%          0.76%          0.78%+          0.83%
  Net investment income                        4.62%+         4.78%          4.92%          2.95%+          2.39%
Net assets at end of period (000 omitted)   $653,016       $644,205       $410,798       $435,780        $350,316

                                           Year Ended October 31,
                                           ----------------------------------------------------------------------
MFS Money Market Fund                            1992           1991           1990           1989           1988
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                               ------         ------         ------         ------         ------
Income from investment operations -
  Net investment income                        $ 0.03         $ 0.06         $ 0.07         $ 0.08         $ 0.07
Less distributions declared to
 shareholders from net investment income       $(0.03)        $(0.06)        $(0.07)        $(0.08)        $(0.07)
                                               ------         ------         ------         ------         ------
Net asset value - end of period                $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                               ======         ======         ======         ======         ======
Total return                                    3.35%          6.07%          7.99%          8.84%          7.12%
Ratios (to average net assets)/Supplemental data:
  Expenses                                      0.87%          0.82%          0.76%          0.83%          0.83%
  Net investment income                         3.36%          5.94%          7.60%          8.45%          6.72%
Net assets at end of period (000 omitted)    $448,825       $541,945       $677,164       $676,382       $664,895

+Annualized.
#For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------
                                                 Six
                                              Months                                          Ten
                                               Ended                                       Months            Year
                                        February 28,    Year Ended August 31,               Ended           Ended
                                                1997    --------------------------     August 31,     October 31,
MFS Government Money Market Fund         (Unaudited)           1996           1995           1994            1993
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period         $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                              ------         ------         ------         ------          ------
Income from investment operations -
  Net investment income                       $ 0.02         $ 0.05         $ 0.05         $ 0.02          $ 0.02
Less distributions declared to
 shareholders from net investment income      $(0.02)        $(0.05)        $(0.05)        $(0.02)         $(0.02)
                                              ------         ------         ------         ------          ------
Net asset value - end of period               $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                              ======         ======         ======         ======          ======
Total return                                   4.55%+         4.73%          4.92%          2.64%+          2.33%
Ratios (to average net assets)/Supplemental data:
  Expenses#                                    0.83%+         0.89%          0.84%          1.05%+          0.99%
  Net investment income                        4.50%+         4.46%          4.82%          2.64%+          2.20%
Net assets at end of period (000 omitted)    $37,180        $42,499        $38,440        $38,347         $35,576

                                           Year Ended October 31,
                                           ----------------------------------------------------------------------
MFS Government Money Market Fund                 1992           1991           1990           1989           1988
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                               ------         ------         ------         ------         ------
Income from investment operations -
  Net investment income                        $ 0.03         $ 0.06         $ 0.07         $ 0.08         $ 0.06
Less distributions declared to
 shareholders from net investment income       $(0.03)        $(0.06)        $(0.07)        $(0.08)        $(0.06)
                                               ------         ------         ------         ------         ------
Net asset value - end of period                $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                               ======         ======         ======         ======         ======
Total return                                    3.27%          5.68%          7.55%          8.61%          6.47%
Ratios (to average net assets)/Supplemental data:
  Expenses                                      0.87%          0.83%          0.80%          0.85%          0.74%
  Net investment income                         3.28%          5.53%          7.34%          8.29%          6.29%
Net assets at end of period (000 omitted)     $47,629        $50,655        $53,701        $51,619        $50,343

+Annualized.
#For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) Business and Organization
MFS Money Market Fund and MFS Government Money Market Fund (the Funds) are each a separate, diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements - The Trust may enter into repurchase agreements with institutions that the Trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Trust requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Trust to obtain those securities in the event of a default under the repurchase agreement. The Trust monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Trust under each such repurchase agreement. The Trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Funds file a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

(3) Transactions with Affiliates
Investment Adviser - The Funds have a separate investment advisory agreement with Massachusetts Financial Services (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.47% and 0.50% of average daily net assets for the MFS Money Market and MFS Government Money Market Fund, respectively.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for MFS Money Market Fund and MFS Government Money Market Fund are net periodic pension expenses of $4,923 and $8,448 for the six months ended February 28, 1997.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%.

(4) Portfolio Securities
Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements for MFS Money Market Fund, aggregated $14,775,724,686 and $14,748,677,618, respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements for MFS Government Money Market Fund, aggregated $391,743,832 and $398,241,000, respectively.

(5) Shares of Beneficial Interest
The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

MFS Money Market Fund
                                                          Six Months Ended           Year Ended
                                                         February 28, 1997      August 31, 1996
-----------------------------------------------------------------------------------------------
Shares sold                                                  4,298,874,939        5,311,229,990
Shares issued to shareholders in reinvestment of
 distributions                                                   9,900,246           18,551,363
Shares reacquired                                           (4,299,964,304)      (5,096,374,350)
                                                             -------------        -------------
  Net increase                                                   8,810,881          233,407,003
                                                             =============        =============

MFS Government Money Market Fund
                                                          Six Months Ended           Year Ended
                                                         February 28, 1997      August 31, 1996
-----------------------------------------------------------------------------------------------
Shares sold                                                     37,949,277          476,964,289
Shares issued to shareholders in reinvestment of
 distributions                                                     756,196            1,585,296
Shares reacquired                                              (44,025,253)        (474,489,920)
                                                             -------------        -------------
  Net increase (decrease)                                       (5,319,780)           4,059,665
                                                             =============        =============

(6) Line of Credit
The Trust entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to MFS Money Market Fund and MFS Government Money Market Fund were $2,565 and $160, respectively, for the six months ended February 28, 1997.

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

TRUSTEES                                          INVESTOR INFORMATION
A. Keith Brodkin* - Chairman and President        For MFS stock and bond market outlooks, call
                                                  toll free: 1-800-637-4458 anytime from a
Richard B. Bailey* - Private Investor;            touch-tone telephone.
Former Chairman and Director (until 1991),
Massachusetts Financial Services Company;         For information on MFS mutual funds, call
Director, Cambridge Bancorp; Director,            your financial adviser or, for an information
Cambridge Trust Company                           kit, call toll free: 1-800-637-2929 any
                                                  business day from 9 a.m. to 5 p.m. Eastern
Peter G. Harwood - Private Investor               time (or leave a message anytime).

J. Atwood Ives - Chairman and Chief Executive     INVESTOR SERVICE
Officer, Eastern Enterprises                      MFS Service Center, Inc.
                                                  P.O. Box 2281
Lawrence T. Perera - Partner, Hemenway &          Boston, MA 02107-9906
Barnes
William J. Poorvu - Adjunct Professor,            For general information, call toll free:
Harvard University Graduate School of             1-800-225-2606 any business day from
Business Administration                           8 a.m. to 8 p.m. Eastern time.
Charles W. Schmidt - Private Investor
                                                  For service to speech- or hearing-impaired,
Arnold D. Scott* - Senior Executive Vice          call toll free: 1-800-637-6576 any business
President, Director and Secretary,                day from 9 a.m. to 5 p.m. Eastern time. (To
Massachusetts Financial Services Company          use this service, your phone must be equipped
                                                  with a Telecommunications Device for the
Jeffrey L. Shames* - President and Director,      Deaf.)
Massachusetts Financial Services Company
                                                  For share prices, account balances, and
Elaine R. Smith - Independent Consultant          exchanges, call toll free: 1-800-MFS-TALK
                                                  (1-800-637-8255) anytime from a touch-tone
David B. Stone - Chairman, North American         telephone.
Management Corp. (investment advisers)
                                                  WORLD WIDE WEB
INVESTMENT ADVISER                                www.mfs.com
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741
                                                  --------------------------------------------
PORTFOLIO MANAGER
Geoffrey L. Kurinsky*                              [DALBAR       For the third year in a row,
                                                    LOGO]         MFS earned a #1 ranking in the
TREASURER                                         TOP RATED      DALBAR, Inc. Broker/Dealer
W. Thomas London*                                  SERVICE      Survey, Main Office Operations
                                                               Service Quality Category. The
ASSISTANT TREASURER                               firm achieved a 3.48 overall score on a
James O. Yost*                                    scale of 1 to 4 in the 1996 survey. A total
                                                  of 110 firms responded, offering input on the
SECRETARY                                         quality of service they received from 29
Stephen E. Cavan*                                 mutual fund companies nationwide. The survey
                                                  contained questions about service quality in
ASSISTANT SECRETARY                               15 categories, including "knowledge of phone
James R. Bordewick, Jr.*                          service contacts," "accuracy of transaction
                                                  processing," and "overall ease of doing
CUSTODIAN                                         business with the firm."
State Street Bank and Trust Company

*Affiliated with the Investment Adviser

                                                                 -------------
MFS(R) MONEY                   [DALBAR LOGO: #1                  BULK RATE
MARKET FUND                     TOP RATED SERVICE]               U.S. POSTAGE
                                                                 PAID
MFS(R) GOVERNMENT                                                PERMIT #55638
MONEY MARKET                                                     BOSTON, MA
FUND                                                             -------------


500 Boylston Street
Boston, MA 02116-3741


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 INVESTMENT MANAGEMENT
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(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                       MCM-3 4/97 48M 10/310/22